SCHEDULE OF CONDENSED BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets
Cash	$ 81,153	¥ 592,358	¥ 699,391	¥ 622,144
Short-term investments	21,086	153,910	150,699
Total current assets	117,608	858,449	920,324
Non-current assets
Total non-current assets	51,645	376,974	80,346
Total assets	169,253	1,235,423	1,000,670
Current liabilities
Amount due to subsidiaries and the VIE		7,976	7,976
Accrued expenses and other current liabilities	22,705	165,714	249,329
Total current liabilities	62,879	458,964	653,452
Total liabilities	66,906	488,359	698,812
Total mezzanine equity			2,733,560	2,546,705	¥ 2,216,003
Total shareholders' equity (deficit)	102,347	747,064	(2,431,702)	¥ (2,354,884)	¥ (1,874,510)
Total liabilities, mezzanine equity and shareholders' equity	$ 169,253	1,235,423	1,000,670
Parent Company [Member]
Current assets
Cash		19,663	4,922
Short-term investments			42
Other current assets		1,935	5,574
Total current assets		21,598	10,538
Non-current assets
Amount due from subsidiaries		2,268,260	1,933,430
Total non-current assets		2,268,260	1,933,430
Total assets		2,289,858	1,943,968
Current liabilities
Amount due to subsidiaries and the VIE		12,797	359
Accrued expenses and other current liabilities		1,602	5,215
Net liabilities in subsidiaries and the VIE		1,528,395	1,636,536
Total current liabilities		1,542,794	1,642,110
Total liabilities		1,542,794	1,642,110
Total mezzanine equity			2,733,560
Total shareholders' equity (deficit)		747,064	(2,431,702)
Total liabilities, mezzanine equity and shareholders' equity		¥ 2,289,858	¥ 1,943,968